Concessions payable (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Concessions Payable
	December 31, 2020	December 31, 2019
Court discussion
Rumo Malha Paulista S.A.	101,871	1,870,018
Rumo Malha Oeste S.A.	1,617,764	1,528,238
	1,719,635	3,398,256
Railroad concession payable
Rumo Malha Paulista S.A.	1,154,919	—

Payables
Rumo Malha Sul S.A.	84,637	36,621
Rumo Malha Paulista S.A.	24,151	20,003
	108,788	56,624
Total	2,983,342	3,454,880
Current	158,705	9,847
Non-current	2,824,637	3,445,033

Summary of Judicial Deposits

Judicial deposits at December 31, 2020 and December 31, 2019 concerning the above claims totaled:

	December 31, 2020	December 31, 2019
Rumo Malha Paulista S.A.	—	119,806
Rumo Malha Oeste S.A.	22,119	21,703
	22,119	141,509

Schedule of leases and grants related to concession payable
	December 31, 2020	December 31, 2019
Lease and concession in dispute
Rumo Malha Sul	600,745	532,496
Rumo Malha Paulista	475,647	377,944
Rumo Malha Oeste	179,568	216,096
Elevações Portuárias	76,925	74,584
Portofer	12,463	13,435
	1,345,348	1,214,555
Grants(i)
Rumo Malha Paulista (renewal)	492,222	—
Rumo Malha Central S.A.	491,354	2,728,931
	983,576	2,728,931
Total	2,328,924	3,943,486
Current	232,212	402,991
Non-current	2,096,712	3,540,495